Annual Total Returns [BarChart] - Prospectus-Adviser Class - Payden Equity Income Fund - Adviser Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2012	9.78%
Annual Return 2013	22.03%
Annual Return 2014	14.49%
Annual Return 2015	1.49%
Annual Return 2016	14.57%
Annual Return 2017	15.51%
Annual Return 2018	(6.96%)
Annual Return 2019	27.60%
Annual Return 2020	0.55%